Taxation - Schedule of Significant Components of Deferred Tax Assets (Details) - USD ($)		Sep. 30, 2024	Sep. 30, 2023
Schedule of Significant Components of Deferred Tax Assets [Abstract]
Deferred tax assets
Current period addition	[1]	5,620	31,456
Current period reversal
Exchange rate effect
Gross deferred tax assets		5,620	31,456
Less: valuation allowance	[1]	(5,620)	(31,456)
Total deferred tax assets
Deferred tax liabilities	[2]	14,415	21,785
Current year reversal	[3]	(3,112)	(7,476)
Exchange rate effect		87	106
Balance at end of the year		$ 11,390	$ 14,415

[1]	The Group had a net taxable loss of HK$532,308 (US$68,124) arising from the PAM’s operation as of September 30, 2024, which was available to reduce future taxable income, and all of these losses can be carried forward indefinitely. The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. On the basis of this evaluation, the Group recognized a valuation allowance against deferred tax assets on tax loss carry-forwards of $5,620 and $31,456 for the years ended September 30, 2024 and 2023, respectively.
[2]	As an impact of Topic 606, the Group recognized revenues from renewal premiums when performance obligation delivered by increasing the opening balance of retained earnings and recording a deferred tax liability of $14,415 at the beginning of the year ended September 30, 2024. The deferred tax liabilities resulted from a temporary difference between the accounting income before income taxes and taxable income.
[3]	The reversal of deferred tax liabilities for the year ended September 30, 2024 and 2023 were as the recognition of reverse due to renewal of HK$24,313 and HK$58,525 respectively during the fiscal years 2024 and 2023.